CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares Authorized	800,000,000	800,000,000	800,000,000
Common stock, shares Issued	151,854,176	150,085,035	126,444,309
Common stock, shares outstanding	151,854,176	150,085,035	126,444,309